Document and Entity Information	9 Months Ended
May 31, 2021
Document And Entity Information
Entity Registrant Name	CANNABIS GLOBAL, INC.
Entity Central Index Key	0001413488
Document Type	S-1/A
Amendment Flag	true
Amendment description	Amendment No.1
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false